Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Components of income tax provision

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Current
Federal	$50,148	$54,931	$38,898
State and foreign	2,728	2,172	1,519

	52,876	57,103	40,417
Deferred
Federal	13,408	(2,811)	(3,516)
State and foreign	268	(56)	(61)

	13,676	(2,867)	(3,577)

	$66,552	$54,236	$36,840

Provision for income taxes attributable to continuing operations

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Income taxes at the federal statutory rate	$66,049	$53,035	$36,859
Non-deductible expense related to incentive stock options	—	1	112
State income tax, net of federal benefit	2,728	2,172	1,519
Change in valuation allowance	1,425	1,273	157
Federal tax credits	(167)	(134)	(181)
Foreign tax credit	(4,356)	(2,849)	(1,228)
Other	873	738	(398)

Total provision	$66,552	$54,236	$36,840

Effective Tax Rate	35.3%	35.8%	35.0%

Significant components of deferred tax assets and liabilities

	September 30,
	2011	2010
	(In thousands)
Deferred tax assets:
Book over tax depreciation	$1,001	$3,894
Tax over book inventory	3,457	9,836
Accrued liabilities	12,220	11,041
Pawn service charges receivable	3,775	3,552
Stock compensation	—	2,838
Net operating loss carry-forward on foreign operations	1,425	1,273

Total deferred tax assets	21,878	32,434

Deferred tax liabilities:
Tax over book amortization	6,605	5,122
Foreign income and dividends	2,932	2,163
Stock compensation	194
Prepaid expenses	928	608

Total deferred tax liabilities	10,659	7,893

Net deferred tax asset	11,219	24,541
Valuation allowance	(1,425)	(1,273)

Net deferred tax asset	$9,794	$23,268

Reconciliation of unrecognized tax benefits

Unrecognized tax benefits at September 30, 2008	$486
Reduction based on prior year tax positions	(380)
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	—

Unrecognized tax benefits at September 30, 2009	106
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(55)

Unrecognized tax benefits at September 30, 2010	51
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(51)

Unrecognized tax benefits at September 30, 2011	$—